ACCOUNTS RECEIVABLE	9 Months Ended	12 Months Ended
	Oct. 01, 2016	Jan. 02, 2016
Receivables [Abstract]
ACCOUNTS RECEIVABLE

5. ACCOUNTS RECEIVABLE

Accounts receivable consisted of the following:

	October 1, 2016	January 2, 2016
Trade accounts receivable	$91,196	$72,161
Other receivables	5,377	11,577
Reserves for discounts and allowances	(1,164)	(1,120)

	$95,409	$82,618

Other receivables at October 1, 2016 and January 2, 2016 includes $4,436 and $9,398, respectively, for a product contamination insurance policy claim related to the recall of stuffed chicken breast products that occurred in fiscal 2015. Such amounts were recognized based on a loss contingency model and primarily relate to a claim for net sales reductions due to product returns, marketing expenses to support post-recall sales, professional fees and travel. The amount recorded represents the amount expected to be collected under the policy. The full amount of the insurance claim is $17,943, of which $1,000 is subject to self-insurance retention. Also included in the amount claimed is $4,512 for business interruption, which was determined to be a gain contingency and hence was not recorded. The table below summarizes the activity in the recall receivables, which is included in other receivables in the table above:

Balance at January 2, 2016	$9,398
Claim additions	1,642
Payments received	(6,604)

Balance at October 1, 2016	$4,436

Of the $1,642 recorded as claim additions, $417, $30, $1,001 and $194 were recorded to cost of goods sold, distribution expenses, selling, general and administrative expenses and other expense, net, respectively.

4. ACCOUNTS RECEIVABLE

Accounts receivable consisted of the following:

	January 2, 2016	January 3, 2015
Trade accounts receivable	$72,161	$97,145
Other receivables	11,577	3,129
Reserves for discounts and allowances	(1,120)	(1,025)

	$82,618	$99,249

As of January 2, 2016, other receivables included $9,398 for the Company’s product contamination insurance policy claim related to the recall of stuffed chicken breast products that occurred in fiscal 2015. The $9,398 recognized under a loss contingency model is related primarily to the claim for net sales reductions due to product returns, marketing expense to support post-recall sales, and administrative expense due to professional fees and travel. The amount recorded represents the amount expected to be collected under the policy. The full amount of the insurance claim filed is $14,969, of which $1,000 is subject to self-insurance retention, and $3,175 represents amounts claimed under the business interruption section of the Company’s contamination insurance policy which has been evaluated under a gain contingency model with no amounts recorded as of January 2, 2016.

The following table summarizes the recall receivable activity included in other receivables:

Balance at January 3, 2015	—
Claim additions	11,794
Self-insurance retention	(1,000)
Payments received	(1,396)

Balance at January 2, 2016	9,398

Of the $11,794 recorded in fiscal 2015, $6,244, $196, $1,670 and $3,654 were recorded to Cost of goods sold, Distribution expenses, Selling, general and administrative expenses, and Other expense, net, respectively.